Cambria Cannabis ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	56.6%	(a)
Health Care	31.7%	(a)
Real Estate	7.1%
Financials	2.7%
Information Technology	1.9%
	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be     impacted by events or conditions affecting the sector.

	Shares	Value
Common Stocks - 53.0%
Consumer Staples - 30.0%(a)
Altria Group, Inc.	10,196	$499,706
Boston Beer Co., Inc. - Class A (b)	1,642	460,105
British American Tobacco PLC	15,043	530,841
Imperial Brands PLC	17,930	494,188
Philip Morris International, Inc.	5,833	671,728
Turning Point Brands, Inc.	12,337	465,352
Universal Corp.	6,880	367,530
Village Farms International, Inc. (b)	554,714	629,600
		4,119,050

Financials - 1.4%
AFC Gamma, Inc. – REIT	21,645	194,155

Health Care - 16.8%
Cronos Group, Inc. (b)	257,462	630,782
High Tide, Inc. (b)	207,307	385,890
Jazz Pharmaceuticals PLC (b)	4,305	474,626
Rubicon Organics, Inc. (b)(c)	322,125	109,657
SNDL, Inc. (b)	313,307	711,207
		2,312,162

Information Technology - 1.0%
WM Technology, Inc. (b)	129,937	140,332

Real Estate - 3.8%
Innovative Industrial Properties, Inc. – REIT	4,232	519,732
TOTAL COMMON STOCKS (Cost $8,842,003)		7,285,431

Short-Term Investments - 17.9%
Money Market Funds - 17.9%
First American Treasury Obligations Fund - Class X, 5.20% (d)	2,464,730	2,464,730
Total Short-Term Investments (Cost $2,464,730)		2,464,730

Total Investments - 70.9% (Cost $11,306,733)		9,750,161
Other Assets in Excess of Liabilities - 29.1%		4,001,897
Total Net Assets - 100.0%		$13,752,058

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at July 31, 2024, was $109,657, which represents 0.8% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Cannabis ETF
Schedule of Total Return Swap Contracts
July 31, 2024 (Unaudited)

Reference Entity	Counterparty	Long/ Short	Maturity Date	Financing Rate(a)	Payment Frequency	Notational Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)(b)
AYR Wellness	Nomura Securities International, Inc.	Long	04/15/2025	6.82%	Month	$388,335	$-	$-
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	251,038	-	-
Glass House Brands, Inc.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	1,197,026	-	-
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	667,647	-	-
Grown Rogue International, Inc.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	1,132,648	-	-
Terrascend Corp.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	425,814	-	-
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	677,892	-	-
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	618,116	-	-
Vireo Growth	Nomura Securities International, Inc.	Long	04/15/2025	6.87%	Month	586,236	-	-
							$-	$-

(a)	Floating rate based on the overnight bank rate and spread of 155 basis points and is reset monthly.
(b)	As of July 31, 2024, the balance of unrealized appreciation (depreciation) of swap contracts was $0 due to the reset of swaps on July 31, 2024.

The average monthly notional value of long swap contracts during the period ended July 31, 2024, was $1,600,965.

Cambria Cannabis ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,285,431	$–	$–	$7,285,431
Money Market Funds	2,464,730	–	–	2,464,730
Total Investments	$9,750,161	$–	$–	$9,750,161

Other Financial Instruments(a):
Liabilities:
Total Return Swaps	-	–	–	-
Total Other Financial Instruments	$-	$–	$–	$-

(a) The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of July 31, 2024.

Refer to the Schedule of Investments for industry classifications.